Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit after tax	£ 1,384	£ 471	[1]	£ 733	[1]
Movement in fair value reserve (debt instruments):
Change in fair value	(111)	114		147
Income statement transfers	110	(107)		(147)
Taxation	(2)	(2)		0
Other comprehensive income, fair value reserve (debt instruments)	(3)	5		0
Cash flow hedges:
Effective portion of changes in fair value	(873)	971		(857)
Income statement transfers	358	(809)		1,013
Taxation	141	(52)		(41)
Other comprehensive income, cash flow hedges, total	(374)	110		115
Currency translation on foreign operations	0	0		(4)
Net other comprehensive (expense)/income that may be reclassified to profit or loss subsequently	(377)	115		111
Pension remeasurement:
Change in fair value	1,264	(505)		(522)
Taxation	(419)	133		131
Pension remeasurement, total	845	(372)		(391)
Own credit adjustment:
Change in fair value	0	(3)		(77)
Taxation	0	0		19
Own credit adjustment, total	0	(3)		(58)
Net other comprehensive income/(expense) that will not be reclassified to profit or loss subsequently	845	(375)		(449)
Total other comprehensive income/(expense) net of tax	468	(260)		(338)
Total comprehensive income	1,852	211		395
Attributable to:
Equity holders of the parent	1,833	194		374
Non-controlling interests	19	17		21
Total comprehensive income	£ 1,852	£ 211		£ 395

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.